Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
A party-in-interest is defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Company pays certain professional fees for the consultation and audit of the Plan.
The Plan investments include shares of mutual funds and collective trusts managed by the Trustee and shares of common stock of the Company. These transactions qualify as party-in-interest and related party transactions. During the year ended December 31, 2025, the Plan recorded income related to dividends from shares of Company common stock of $1,417,296. As of December 31, 2025, and 2024, the Plan owned 1,970,330 and 1,827,337 shares of Company common stock, respectively. Notes receivable from participants are also considered party-in interest transactions.